COMMITMENTS AND CONTINGENCIES (Details Narrative) ₩ in Millions		3 Months Ended			4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 KRW (₩)	Mar. 31, 2023 USD ($)	Mar. 10, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Loss Contingencies [Line Items]
Research and development expense | $		$ 250,671		$ 2,000					$ 236,710	$ 136,404
Research and Development Sponsorship Agreement One [Member] | Korea University [Member]
Loss Contingencies [Line Items]
Research and development expense | ₩						₩ 275.0
Remaining owes research and development expense	$ 30,800	30,800							30,800		₩ 40.0	₩ 40.0
Sponsor fees | $	180,950
Research and Development Sponsorship Agreement Two [Member] | Korea University [Member]
Loss Contingencies [Line Items]
Research and development expense | ₩					₩ 21.6
Remaining owes research and development expense	12,058	198,912							$ 12,058		₩ 269.0	₩ 15.7
Sponsor fees | $	$ 4,574	12,058
Research and Development Sponsorship Agreement Two [Member] | Korea University [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Research and development expense | ₩					₩ 21.6
Research and Development Sponsorship Agreement Two [Member] | Korea University [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Research and development expense		$ 156,288	₩ 211.0
Research and Development Sponsorship Agreement Two [Member] | Korea University [Member] | Maximum [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Research and development expense							$ 406,560	₩ 528.0